Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of assets and liabilities measured or disclosed at fair value

For the year ended December 31, 2018, assets and liabilities measured or disclosed at fair value are summarized below:

			Fair value measurement or disclosure at December 31, 2018 using
	Total Fair Value at December 31, 2018	Total Fair Value at December 31, 2018	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total (losses) gains
	RMB	US$	RMB	RMB	RMB	RMB
Fair value measurement — Recurring:
Available-for-sale debt security	133,448	19,409		133,448		(3,732)
Fair value measurement — Non-Recurring:
Intangible assets, net	465	68			465	(12,767)
Equity investments accounted for at fair value using the alternative measurement	559,961	81,443			559,961	281,977

Total assets measured at fair value	693,874	100,920		133,448	560,426	265,478

For the year ended December 31, 2017, assets and liabilities measured or disclosed at fair value are summarized below:

			Fair value measurement or disclosure at December 31, 2017 using
	Total Fair Value at December 31, 2017	Total Fair Value at December 31, 2017	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total losses
	RMB	US$	RMB	RMB	RMB	RMB
Fair value measurement — Recurring:
Available-for-sale debt security	182	28	182			(39)
Available-for-sale debt security	—	—			—	(6,594)
Fair value measurement — Non-Recurring:
Intangible assets, net	90	14			90	(38,862)
Other long-term investments	61,100	9,391			61,100	(268,432)

Total assets measured at fair value	61,372	9,433	182		61,190	(313,927)

Reconciliation of the assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs

The following table presents a reconciliation of the assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2017 and 2018:

	Contingent consideration payable	Available- for-sales debt securities
	RMB	RMB
Balance as of December 31, 2016	30,358	7,353
Realized or unrealized losses	9,014	(7,011)
Settlement	(38,562)	—
Foreign exchange translation adjustments	(810)	(342)

Balance as of December 31, 2017	—	—

Balance as of December 31, 2018	—	—

Balance as of December 31, 2018 in US$	—	—